SHARE-BASED PAYMENTS - Share-based compensation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Share-based payment transaction
Share-based compensation expense	$ 24.5	$ 29.0
Share options
Share-based payment transaction
Share-based compensation expense	2.7	2.4
Restricted share unit plan
Share-based payment transaction
Share-based compensation expense	18.6	23.4
DSUs
Share-based payment transaction
Share-based compensation expense	1.1	1.2
ESPP
Share-based payment transaction
Share-based compensation expense	$ 2.1	$ 2.0